Disposal of Subsidiary (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jul. 29, 2025 USD ($)	Jul. 29, 2025 CNY (¥)
Disposal of Subsidiary [Line Items]
Total consideration | ¥					¥ 1
Consideration received	$ 0		¥ 1
Net assets disposed	47,702		¥ 352,826
Loss on disposal of subsidiary	$ 47,702	¥ 352,826
Shenzhen Qianhai Fengtai Renhui Health Technology Co., Ltd. [Member]
Disposal of Subsidiary [Line Items]
Total consideration | $				$ 0